Partnership Equity And Distributions (Cash Distribution) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Partnership Equity And Distribution [Line Items]
Total Cash Distribution	$ (132.4)	[1]	$ (101.9)	[2]	$ (85.3)	[3]
November 14, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6400
Total Cash Distribution	34.9
August 12, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6325
Total Cash Distribution	34.0
May 13, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6250
Total Cash Distribution	33.4
February 14, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6175
Total Cash Distribution	30.0
November 12, 2010 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6100
Total Cash Distribution	27.4
August 13, 2010 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6100
Total Cash Distribution	25.3
May 14, 2010 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6000
Total Cash Distribution	24.6
February 12, 2010 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6000
Total Cash Distribution	24.6
November 13, 2009 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6000
Total Cash Distribution	22.6
August 14, 2009 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6000
Total Cash Distribution	22.6
May 15, 2009 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6000
Total Cash Distribution	20.1
February 13, 2009 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6000
Total Cash Distribution	$ 20.1

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.